CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

SCHEDULE - CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test of its restricted net assets of the consolidated subsidiaries in accordance with the Securities and Exchange Commission’s Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information of the parent company.

The subsidiaries did not pay any dividends to the Company for the periods presented. For the purpose of presenting parent-only financial information, the Company records its investment in its subsidiaries under the equity method of accounting. Such investment is presented on the separate condensed statement of financial position of the Company as “Investment in subsidiaries”.

ILA became the parent company of the Company as a result of the execution of the Share Exchange Agreement in April 2020. ILA is a holding company with no bank account, did not have any significant capital and other commitments, and did not have any long-term obligations, or guarantees as of December 31, 2025. ILA did not have any business activities during the year ended December 31, 2025.

The following is the parent company balance sheets:

	As of December 31,
	2025	2024
	USD	USD
	(Unaudited)	(Unaudited)
ASSETS
NON-CURRENT ASSETS
Investment in subsidiaries	$4,856,622	$12,638,066
TOTAL ASSETS	$4,856,622	$12,638,066

LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES	$—	$—

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.001 par value; 450,000,000 shares authorized; 2,076,974 and 1,806,000 shares issued and outstanding as of December 31, 2025 and 2024 *	2,077	1,806
Preferred shares, 50,000,000 shares authorized:
Preferred shares, Series A, $0.001 par value, 200,000 shares authorized, 200,000 and nil issued and outstanding as of December 31, 2025 and 2024	200	—
Preferred shares, Series B, $0.001 par value, 1,000,000 shares authorized, 1,000,000 and nil issued and outstanding as of December 31, 2025 and 2024	1,000	—
Additional paid-in capital	30,157,602	19,586,674
Warrants	16,769	—
Accumulated deficit	(25,073,495)	(6,615,820)
Accumulated other comprehensive loss	(229,562)	(334,594)
TOTAL SHAREHOLDERS’ EQUITY	4,856,622	12,638,066

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$4,856,622	$12,638,066

The following is the parent company statements of operations and comprehensive loss:

	For the Years Ended
	December 31,
	2025	2024	2023
	USD	USD	USD
	(Unaudited)	(Unaudited)	(Unaudited)
EQUITY LOSS	$(13,969,798)	$(2,076,775)	$(1,658,203)

NET LOSS	$(13,969,798)	$(2,076,775)	$(1,658,203)

COMPREHENSIVE LOSS
Net loss	$(13,969,798)	$(2,076,775)	$(1,658,203)
Foreign currency translation adjustments	105,032	(74,040)	(214,916)

COMPREHENSIVE LOSS	$(13,864,766)	$(2,150,815)	$(1,873,119)